Consolidated statement of cash flows - Change in net working capital (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
(Increase)/decrease in receivables		€ (25)	€ (364)	€ 304
Decrease in inventories		149	404	443
Decrease in non-interest-bearing liabilities		(333)	(609)	(2,029)
Total	[1]	€ (209)	€ (569)	€ (1,282)

[1]

(2) Change in net working capital
EURm	2025	2024	2023
(Increase)/decrease in receivables	(25)	(364)	304
Decrease in inventories	149	404	443
Decrease in non-interest-bearing liabilities	(333)	(609)	(2 029)
Total	(209)	(569)	(1 282)